UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

CONTEXT MACRO OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 1.0%
Industrials - 1.0%
$574,000	CNH Industrial Capital, LLC (Cost $574,574)	3.88%	11/01/15	$574,000

Total Investments (Cost $574,574)*	$574,000

Other Assets & Liabilities, Net – 99.0%	59,509,580
Net Assets – 100.0%	$60,083,580

CONTEXT MACRO OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

LLC	Limited Liability Company

A summary of outstanding interest rate swap agreements held by the Fund at September 30, 2015, is as follows:

	Rate Type
Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount	Net Unrealized Appreciation
Banc of America Securities	Treasury Bill Secondary Market 3 Month + 37.5 bp quarterly	ICE LIBOR USD 3 Month quarterly	03/29/2026	$25,000,000	$47,540

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Depreciation	$(574)
Gross Unrealized Appreciation	-
Net Unrealized Depreciation	$(574)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of September 30, 2015.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	574,000	47,540
Level 3 - Significant Unobservable Inputs	-	-
Total	$574,000	$47,540

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as interest rate swaps, which are valued at the unrealized appreciation/depreciation of the instrument at period end.

The Level 2 value displayed in the Investments in Securities column of this table is a Corporate Non-Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CONTEXT CAPITAL FUNDS

By:	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date:	October 29, 2015

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	October 29, 2015